Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Accounting Policies [Abstract]
Deposit Insurance | ¥				¥ 500,000	¥ 500,000
Allowance for credit losses	$ 696,764	$ 160,616
Contract liabilities
Revenue with contract liabilities		111,055	$ 1,357,236
Employee benefits	77,318	101,196
Marketing and promotion costs	3,581	557
Income tax penalties and interest expense	0	0	0
Unrecognized uncertain tax positions	$ 0	0
Percentage of value added tax	6.00%
Dividends	$ 0	0	$ 0
Number of reportable segments | Integer	1
Cash and cash equivalents	$ 376	$ 363		¥ 231,028	¥ 979,005